Derivative Financial Instruments and Market Risks - Summary of Fair Value of Derivative Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Credit Risk Exposure [Line Items]
Non-current derivative financial assets	€ 63	€ 102	€ 120
Current derivative financial assets	133
Derivative financial assets	196
Non-current derivative financial liabilities	(16)
Current derivative financial liabilities	(58)
Derivative financial liabilities	(74)
Financial instruments designated as hedging instruments, at fair value	122	78	133
Currency derivatives [Member]
Disclosure of Credit Risk Exposure [Line Items]
Current derivative financial assets	133
Derivative financial assets	133
Non-current derivative financial liabilities	(4)
Current derivative financial liabilities	(58)
Derivative financial liabilities	(62)
Financial instruments designated as hedging instruments, at fair value	71	(22)	(19)
Currency derivatives, operating [Member]
Disclosure of Credit Risk Exposure [Line Items]
Current derivative financial assets	28
Derivative financial assets	28
Current derivative financial liabilities	(25)
Derivative financial liabilities	(25)
Financial instruments designated as hedging instruments, at fair value	3	(25)	16
Currency derivatives, financial [Member]
Disclosure of Credit Risk Exposure [Line Items]
Current derivative financial assets	105
Derivative financial assets	105
Non-current derivative financial liabilities	(4)
Current derivative financial liabilities	(33)
Derivative financial liabilities	(37)
Financial instruments designated as hedging instruments, at fair value	68	3	(35)
Interest rate derivatives [Member]
Disclosure of Credit Risk Exposure [Line Items]
Non-current derivative financial assets	63
Derivative financial assets	63
Non-current derivative financial liabilities	(12)
Derivative financial liabilities	(12)
Financial instruments designated as hedging instruments, at fair value	€ 51	€ 100	€ 152